Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands						12 Months Ended
	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Jan. 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Interest-free short-term loan agreement with a company controlled by the Group's founder and director			¥ 425	$ 65	¥ 425	¥ 425	¥ 425
Mr Huazhi Hu [Member]
Guarantee deposits paid	¥ 2,639	$ 404